Fair Values of Assets and Liabilities (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets, Fair Value Disclosure
Mortgage loans held for sale	$ 6,900
Mortgage servicing rights	1,519	1,837	1,749	1,194
Fair Value, Measurements, Recurring [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	51,937	51,509
Mortgage loans held for sale	6,925	8,100
Mortgage servicing rights	1,519	1,837
Derivative assets	1,619	1,519
Other assets	613	470
Total	62,613	63,435
Liabilities, Fair Value Disclosure
Derivative liabilities	665	1,011
Other liabilities	613	470
Total	1,278	1,481
Fair Value, Measurements, Recurring [Member] | U.S. Treasury and agencies [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	1,057	2,537
Fair Value, Measurements, Recurring [Member] | Obligations of state and political subdivisions [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	6,539	6,417
Fair Value, Measurements, Recurring [Member] | Obligations of foreign governments [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	6	6
Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	827	958
Fair Value, Measurements, Recurring [Member] | Perpetual preferred securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	318	448
Fair Value, Measurements, Recurring [Member] | Other Investments [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	202	199
Fair Value, Measurements, Recurring [Member] | Residential [Member] | Agency [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	40,314	37,703
Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-agency Prime [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	803	1,103
Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-agency Non-Prime [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	802	947
Fair Value, Measurements, Recurring [Member] | Commercial [Member] | Commercial Mortgage-backed Agency Securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	140	197
Fair Value, Measurements, Recurring [Member] | Commercial [Member] | Commercial Mortgage-backed Non-Agency Securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	42	50
Fair Value, Measurements, Recurring [Member] | Asset backed Securities [Member] | Collateralized Loan Obligations [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	206	224
Fair Value, Measurements, Recurring [Member] | Asset backed Securities [Member] | Other [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	681	720
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	755	1,054
Mortgage loans held for sale	0	0
Mortgage servicing rights	0	0
Derivative assets	0	0
Other assets	146	0
Total	901	1,054
Liabilities, Fair Value Disclosure
Derivative liabilities	0	0
Other liabilities	75	0
Total	75	0
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury and agencies [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	562	873
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Collateralized Loan Obligations [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of state and political subdivisions [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of foreign governments [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Perpetual preferred securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Other Investments [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	193	181
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Agency [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-agency Prime [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-agency Non-Prime [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial [Member] | Commercial Mortgage-backed Agency Securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial [Member] | Commercial Mortgage-backed Non-Agency Securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Asset backed Securities [Member] | Other [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	49,289	48,078
Mortgage loans held for sale	6,925	8,100
Mortgage servicing rights	0	0
Derivative assets	632	846
Other assets	467	470
Total	57,313	57,494
Liabilities, Fair Value Disclosure
Derivative liabilities	2,501	2,072
Other liabilities	538	470
Total	3,039	2,542
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury and agencies [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	495	1,664
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-backed Agency Securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities		197
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Collateralized Loan Obligations [Member]
Assets, Fair Value Disclosure
Available-for-sale securities		89
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of state and political subdivisions [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	6,539	6,417
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of foreign governments [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	6	6
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	818	949
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Perpetual preferred securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	318	448
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Other Investments [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	9	18
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Agency [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	40,314	37,703
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-agency Prime [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-agency Non-Prime [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial [Member] | Commercial Mortgage-backed Agency Securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	140
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial [Member] | Commercial Mortgage-backed Non-Agency Securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Asset backed Securities [Member] | Collateralized Loan Obligations [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	86
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Asset backed Securities [Member] | Other [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	564	587
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	1,893	2,377
Mortgage loans held for sale	0	0
Mortgage servicing rights	1,519	1,837
Derivative assets	1,281	953
Other assets	0	0
Total	4,693	5,167
Liabilities, Fair Value Disclosure
Derivative liabilities	53	102
Other liabilities	0	0
Total	53	102
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury and agencies [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-backed Non-Agency Securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities		50
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of state and political subdivisions [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of foreign governments [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	9	9
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Perpetual preferred securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Other Investments [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Agency [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-agency Prime [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	803	1,103
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-agency Non-Prime [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	802	947
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial [Member] | Commercial Mortgage-backed Agency Securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial [Member] | Commercial Mortgage-backed Non-Agency Securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	42
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Asset backed Securities [Member] | Collateralized Loan Obligations [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	120	135
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Asset backed Securities [Member] | Other [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	117	133
Net [Member] | Fair Value, Measurements, Recurring [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Mortgage loans held for sale	0	0
Mortgage servicing rights	0	0
Derivative assets	(294)	(280)
Other assets	0	0
Total	(294)	(280)
Liabilities, Fair Value Disclosure
Derivative liabilities	(1,889)	(1,163)
Other liabilities	0	0
Total	(1,889)	(1,163)
Net [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury and agencies [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Net [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of state and political subdivisions [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Net [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of foreign governments [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0
Net [Member] | Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Net [Member] | Fair Value, Measurements, Recurring [Member] | Perpetual preferred securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Net [Member] | Fair Value, Measurements, Recurring [Member] | Other Investments [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Net [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Agency [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Net [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-agency Prime [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Net [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-agency Non-Prime [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Net [Member] | Fair Value, Measurements, Recurring [Member] | Commercial [Member] | Commercial Mortgage-backed Agency Securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Net [Member] | Fair Value, Measurements, Recurring [Member] | Commercial [Member] | Commercial Mortgage-backed Non-Agency Securities [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0
Net [Member] | Fair Value, Measurements, Recurring [Member] | Asset backed Securities [Member] | Collateralized Loan Obligations [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Net [Member] | Fair Value, Measurements, Recurring [Member] | Asset backed Securities [Member] | Other [Member]
Assets, Fair Value Disclosure
Available-for-sale securities	0	0
Net [Member] | Fair Value, Measurements, Recurring [Member] | Asset backed Securities [Member] | Obligations of foreign governments [Member]
Assets, Fair Value Disclosure
Available-for-sale securities		$ 0